Merger (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Nov. 13, 2024	Nov. 05, 2024	Oct. 07, 2024	Dec. 11, 2023	Dec. 31, 2024	Dec. 31, 2023
Merger [Line Items]
Converted into shares	2.045
Exercise price per share (in Dollars per share)					$ 3.83
Additional shares					14,500,000
Exceeds per share (in Dollars per share)					$ 11.5
Aggregate purchase price (in Dollars)					$ 5,000
Repay promissory note (in Dollars)					4,225
Cash (in Dollars)					$ 2,850	$ 723
Incentive shares					1,000,000
Repayment of amount (in Dollars)			$ 1,000
Forfeited number of shares				966,442
Transaction costs (in Dollars)					$ 2,100
Issuance costs (in Dollars)					900
Liabilities net (in Dollars)					6,600
Legal fees (in Dollars)					1,000
Excise tax payable (in Dollars)					4,401
Income tax payable (in Dollars)					$ 366
Warrant [Member]
Merger [Line Items]
Number of shares of warrant	2.04489
Exercise price per share (in Dollars per share)	$ 2.045
PIPE Shares [Member]
Merger [Line Items]
Shares of common shares					3,367,401
Aggregate purchase price (in Dollars)					$ 6,225
Abpro Bio International, Inc. [Member]
Merger [Line Items]
Shares of common shares					622,467
ABI [Member]
Merger [Line Items]
Shares of common shares				983,333	1,244,934
Sponsor [Member]
Merger [Line Items]
Shares of common shares				983,333
Repayment of amount (in Dollars)					$ 2,000
ACAB [Member]
Merger [Line Items]
Shares of common shares				200,000
PIPE Financing [Member]
Merger [Line Items]
Shares of common shares					1,082,852
Proceeds from financing (in Dollars)					$ 5,700
Transaction costs (in Dollars)					2,100
Issuance costs (in Dollars)					$ 900
Investment Advisor [Member]
Merger [Line Items]
Shares of common shares					32,852
ABCD [Member]
Merger [Line Items]
Remaining shares issued					1,050,000
Legal fees (in Dollars)					$ 1,000
Legacy Abpro [Member]
Merger [Line Items]
Liabilities net (in Dollars)					$ 6,600
First Shares Target [Member]
Merger [Line Items]
Earnout shares (in Dollars per share)					$ 13
Trading days					20 days
Consecutive trading days					30 days
Exceeds per share (in Dollars per share)					$ 13
Second Share Target [Member]
Merger [Line Items]
Earnout shares (in Dollars per share)					$ 15
Trading days					20 days
Consecutive trading days					30 days
Exceeds per share (in Dollars per share)					$ 15
Third Share Target [Member]
Merger [Line Items]
Earnout shares (in Dollars per share)					$ 18
Trading days					20 days
Consecutive trading days					30 days
Exceeds per share (in Dollars per share)					$ 18
Promissory Note Agreement [Member]
Merger [Line Items]
Cash (in Dollars)					$ 2,000
Preferred Stock [Member]
Merger [Line Items]
Converted into shares	2.045
Series A Common Stock [Member]
Merger [Line Items]
Converted shares of common stock					6,744,550
Shares of common shares		11,043
Series B Common Stock [Member]
Merger [Line Items]
Converted shares of common stock					1
Common Stock [Member] | Celltrion, Inc. [Member]
Merger [Line Items]
Shares of common shares					500,000
Common Stock [Member] | Sponsor [Member]
Merger [Line Items]
Shares of common shares					600,601
Private Placement [Member]
Merger [Line Items]
Total consideration (in Dollars)					$ 11,225